Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The table below includes the compensation of our NEOs and company performance metrics for fiscal years ended December 31, 2022, 2021, and 2020.

Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Summary Compensation Table Total for Third PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Compensation Actually Paid to Third PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Diluted EPS($)
									Total Shareholder Return	Peer Group Shareholder Return(1)
2022	5,394,470	n/a	n/a	7,321,335	n/a	n/a	1,632,294	1,902,483	81	127	211.6	5.50
2021	4,822,288	n/a	n/a	3,458,254	n/a	n/a	2,158,730	1,915,624	82	149	118.1	2.95
2020	2,831,502	1,736,323	146,618	2,393,213	1,843,148	-7,807,582	1,576,121	1,106,292	87	119	181.4	4.37
(1) S&P 600 Chemicals

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.

	2020				2021		2022
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Richard A. White
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Vesting Date	0	0	0	73,511	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190
Compensation Actually Paid	20,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483

Assumptions used to calculate fair value for stock options.

For each fiscal year end date identified in the table above, fair value of outstanding stock option awards, as of the identified vesting dates of each such award, is calculated using updated market input assumptions (i.e., risk free interest rate, average life of the options (in years), volatility, and dividend yield) using the Black Scholes pricing model.

Assumptions used to calculate fair value for PSUs.

For each fiscal year end date identified in the table above, fair value of PSU awards assumes target performance. To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding PSU awards at each fiscal year end date.

Tabular List

The table below represents the most important financial performance measures used by Ingevity to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

STIP Adjusted EBITDA(1)
STIP Adjusted Revenue(1)
Diluted EPS
(1)	See Appendix A for definitions and reconciliations of these non-GAAP financial measures to the nearest GAAP measure.

Named Executive Officers, Footnote [Text Block]		(1)
Adjustment To PEO Compensation, Footnote [Text Block]

	2020				2021		2022
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Richard A. White
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Vesting Date	0	0	0	73,511	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190
Compensation Actually Paid	20,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483

Non-PEO NEO Average Total Compensation Amount		$ 1,632,294	$ 2,158,730	$ 1,576,121
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,902,483	1,915,624	1,106,292
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.

	2020				2021		2022
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Richard A. White
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Vesting Date	0	0	0	73,511	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190
Compensation Actually Paid	20,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The charts below provide an illustration of the relationship between Compensation Actually Paid, Ingevity TSR, Peer Group TSR, Ingevity GAAP Net Income, and Ingevity Diluted EPS.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation actually paid vs Diluted EPS
Tabular List [Table Text Block]
Tabular List

The table below represents the most important financial performance measures used by Ingevity to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

STIP Adjusted EBITDA(1)
STIP Adjusted Revenue(1)
Diluted EPS
(1)	See Appendix A for definitions and reconciliations of these non-GAAP financial measures to the nearest GAAP measure.

Total Shareholder Return Amount		$ 81	82	87
Peer Group Total Shareholder Return Amount	[1]	127	149	119
Net Income (Loss)		$ 211,600,000	$ 118,100,000	$ 181,400,000
Company Selected Measure Amount | $ / shares		5.50	2.95	4.37
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[1]	STIP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[1]	STIP Adjusted Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 270,190	$ (243,106)	$ (469,829)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(630,718)	(1,077,066)	(533,400)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		735,497	1,051,388	719,028
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	73,511
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		196,153	(178,326)	(259,354)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(30,741)	(39,102)	(321,375)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(66,686)
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(81,553)
Non-PEO NEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		5,394,470	4,822,288	2,831,502
PEO Actually Paid Compensation Amount		7,321,335	3,458,254	2,393,213
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,736,323
PEO Actually Paid Compensation Amount				1,843,148
P E O 3 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				146,618
PEO Actually Paid Compensation Amount				(7,807,582)
John C Fortson [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		7,321,335	3,458,254	20,393,213
John C Fortson [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,926,865	(1,364,034)	(438,289)
John C Fortson [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,820,065)	(2,475,054)	(1,636,289)
John C Fortson [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,312,410	2,360,413	2,727,897
John C Fortson [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
John C Fortson [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,512,795	(1,109,324)	(672,008)
John C Fortson [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(78,275)	(140,069)	(857,888)
John C Fortson [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
John C Fortson [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
John C Fortson [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
John C Fortson [Member] | PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
John C Fortson [Member] | PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Richard B Kelson [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount				1,843,148
Richard B Kelson [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				106,825
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(113,246)
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				220,071
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Richard B Kelson [Member] | PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount				(7,807,582)
D Michael Wilson [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,954,200)
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(978,694)
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,975,507)
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
D Michael Wilson [Member] | PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Michael P Smith [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		$ 1,902,483	$ 1,915,624	$ 1,106,292

[1]	Appendix